MD&A - Capital management (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		$ 59,765	$ 54,675	[1]	$ 53,060
Equity attributable to non-controlling interests		(319)	(174)	[1]
Defined benefit plans, net of tax		(41)	(9)	[1]
Deferred tax assets recognized for tax loss carry-forwards		(5,617)	(6,121)	[1]
Deferred tax assets on temporary differences, excess over threshold		(5)	(235)	[1]
Goodwill, net of tax	[2]	(6,319)	(6,178)	[1]
Intangible assets, net of tax		(296)	(195)	[1]
Compensation-related components (not recognized in net profit)		(1,349)	(1,717)	[1]
Expected losses on advanced internal ratings-based portfolio less provisions		(330)	(495)	[1]
Unrealized (gains) / losses from cash flow hedges, net of tax		(2,321)	(1,260)	[1]
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax		382	93	[1]
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date		(45)	(46)	[1]
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(152)	(32)	[1]
Prudential valuation adjustments		(150)	(104)	[1]
Capital reserve for potential share repurchases		(2,000)
Accruals for proposed dividends to shareholders		(1,314)	(2,628)	[1]
Other		0	(40)	[1]
Total common equity tier 1 capital		39,890	35,535	[1]
Goodwill related to significant investments in financial institutions		413	178
UBS AG
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Line Items]
Total IFRS equity		58,073	$ 53,896		$ 52,389
Equity attributable to non-controlling interests		(319)
Defined benefit plans, net of tax		(41)
Deferred tax assets recognized for tax loss carry-forwards		(5,617)
Deferred tax assets on temporary differences, excess over threshold		(126)
Goodwill, net of tax		(6,319)
Intangible assets, net of tax		(296)
Compensation-related components (not recognized in net profit)		0
Expected losses on advanced internal ratings-based portfolio less provisions		(330)
Unrealized (gains) / losses from cash flow hedges, net of tax		(2,321)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax		382
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date		(45)
Unrealized gains related to debt instruments at fair value through OCI, net of tax		(152)
Prudential valuation adjustments		(150)
Capital reserve for potential share repurchases		0
Accruals for proposed dividends to shareholders		(4,539)
Other		(20)
Total common equity tier 1 capital		$ 38,181

[1]	Refer to the “Accounting and financial reporting” and “Consolidated financial statements” sections of this report for information on the restatement of comparative information, where applicable
[2]
Includes goodwill related to significant investments in financial institutions of USD 413 million as of 31 December 2020 (31 December 2019: USD 178 million) presented on the balance sheet line Investments in associates.